Treasury Stock	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Treasury Stock
13.	TREASURY STOCK
Treasury stock account includes 34,724 ordinary shares repurchased from shareholder, 393,028 ordinary shares repurchased from eligible employees under ESIP No. 1 and ESIP No. 2 and 3,023,138 ordinary shares repurchased from the open market as of December 31, 2025.
In February 2023, the Company repurchased 15,783 ordinary shares from one shareholder for RMB1,000 in cash.
In May 2023, the shareholders and the Board approved an execution of the Fallback Mechanism for ESIP No.1 and ESIP No.2, and repurchased 434,000 restricted shares of 102 eligible employees for RMB47,751 in cash during the year ended December 31, 2024, which was accounted for as a modification of the original award. The Company recorded RMB6,638 in treasury stock and no incremental compensation cost was recorded as the fair value of modified award was less than the fair value of the original award immediately before the modification date.
In September and December 2024, 162,769 shares of treasury stock were reissued for exercise of share options by the employees.
In March, June and September 2025, 427,752 shares of treasury stock were reissued for exercise of share options by the employees.
The remaining repurchased stock is reserved for future issuance upon the exercise of the Company’s vested share options and hence classified as treasury stock.